Ordinary Shares	12 Months Ended
Dec. 31, 2021
Ordinary Shares
Ordinary Shares

17. Ordinary Shares

As at December 31, 2021, the Company is authorized to issue 1,500,000,000 ordinary shares.

On January 27, 2020, the Company issued 22,000,000 ordinary shares in the form of 4,400,000 ADS for gross proceeds of US$110.0 million. On February 10, 2020, the Company issued an additional 1,668,315 ordinary shares in the form of 333,663 ADS for gross proceeds of US$8.3 million. Issuance costs totaled US$8.0 million.

On July 2, 2020 and July 3, 2020, the Company issued (1) aggregate 20,000,000 ordinary shares and (2) warrants to a third party for gross proceeds of US$100.0 million through a PIPE. The warrants allowed the third party to purchase up to 16,666,670 ordinary shares of the Company within 18 months of the issuance date for an exercise price of US$6.00 per ordinary share, which have since expired. Issuance costs totaled US$0.2 million.

On November 26, 2020, the Company issued 16,666,670 ordinary shares to a third party for gross proceeds of US$100.0 million through a PIPE. Issuance costs totaled US$0.1 million.

On April 14, 2021, the Company issued 16,393,445 ordinary shares to a third party for gross proceeds of US$100.0 million through a PIPE. Issuance costs totaled US$0.1 million.

On June 30, 2021 and July 15, 2021, the Company issued an aggregate of 119,600,000 ordinary shares in a public offering on the HKEX with over-allotment option exercised in full for aggregate gross proceeds of US$614.9 million. Issuance costs totaled US$29.7 million.

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.